Net Asset Value	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
Employee Benefit Plan Investment Fair Value Estimated Nav [Line Items]
Net Asset Value
6. NET ASSET VALUE
Net Asset Value of the trust funds’ units held by the Plan at year end, is used as a practical expedient to estimate fair value. The NAV is based on the fair value of the underlying investments held by the fund less its liabilities. The Plan’s investments for which fair values are estimated using NAV per unit are summarized in the following table:

	Unfunded Commitment	Redemption Frequency	Other Restrictions	Redemption Notice Period	Fair Value
December 31,					2025	2024
(thousands of dollars)
Common collective trust funds 1
Foreign Large-Blend Portfolio (BlackRock)	None	Daily	None	1 day	37,418	28,752
U.S. Large Cap Blend Fund (BlackRock)	None	Daily	None	1 day	423,021	375,530
Fixed Income Index Fund (BlackRock)	None	Daily	None	2 days	22,640	17,250
LifePath Funds (BlackRock)	None	Daily	None	3 days	761,385	644,019

					1,244,464	1,065,551

Stable Value Trust Fund (T. Rowe Price) 2	None	Daily	None	12 months	37,048	39,926

					1,281,512	1,105,477

1	Pooled funds invested primarily in other collective investment funds.
2
Pooled funds invested in guaranteed investment contracts issued by insurance companies; investments contracts issued by banks; structured or synthetic investments contracts issued by banks, insurance companies, and other issuers; separate account contracts and other similar instruments that are intended to maintain a constant NAV.